UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883470.104

AGBL-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.5%
	Shares	Value
Australia - 0.9%
Acrux Ltd.	37,513	$ 75,725
Ainsworth Game Technology Ltd.	33,108	122,394
AMP Ltd.	84,387	314,986
Asciano Ltd.	34,913	171,348
Australia & New Zealand Banking Group Ltd.	15,357	404,507
BHP Billiton Ltd.	21,367	682,361
Commonwealth Bank of Australia	15,132	982,467
Computershare Ltd.	35,533	347,154
CSL Ltd.	7,812	480,844
Dick Smith Holdings Ltd. (a)	4,615	8,859
Hotel Property Investments unit (a)	15,194	26,538
John Fairfax Holdings Ltd.	224,359	131,226
Leighton Holdings Ltd. (e)	16,286	234,065
Macquarie CountryWide Trust	47,659	149,214
Macquarie Group Ltd.	7,583	357,722
QBE Insurance Group Ltd.	19,989	200,806
Sims Metal Management Ltd. (a)	23,135	210,036
Suncorp-Metway Ltd.	35,768	380,225
Super Cheap Auto Group Ltd.	7,204	67,511
Sydney Airport unit	84,496	291,414
Telstra Corp. Ltd.	39,782	179,051
Westfield Group unit	14,200	126,971
Wotif.com Holdings Ltd. (e)	54,514	116,157
TOTAL AUSTRALIA		6,061,581
Austria - 0.2%
Andritz AG	11,200	615,547
Erste Group Bank AG	20,237	737,065
TOTAL AUSTRIA		1,352,612
Bailiwick of Jersey - 0.3%
Informa PLC	63,378	538,647
Shire PLC	22,200	1,107,924
TOTAL BAILIWICK OF JERSEY		1,646,571
Belgium - 0.5%
Anheuser-Busch InBev SA NV	17,100	1,638,912
KBC Groupe SA	14,017	829,067
UCB SA	8,700	615,901
TOTAL BELGIUM		3,083,880
Bermuda - 0.2%
Biosensors International Group Ltd.	239,000	161,491
Common Stocks - continued
	Shares	Value
Bermuda - continued
Bunge Ltd.	6,200	$ 469,712
Luk Fook Holdings International Ltd.	39,000	126,336
Nam Cheong Ltd.	892,000	222,557
Nine Dragons Paper (Holdings) Ltd.	338,000	289,075
Pacific Basin Shipping Ltd.	185,000	114,377
Shangri-La Asia Ltd.	110,000	182,771
TOTAL BERMUDA		1,566,319
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	16,300	609,457
Mail.Ru Group Ltd. GDR (Reg. S)	12,431	463,303
TOTAL BRITISH VIRGIN ISLANDS		1,072,760
Canada - 1.0%
Agnico Eagle Mines Ltd. (Canada)	1,000	31,120
Agrium, Inc.	300	26,158
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,500	110,667
Bank of Montreal (e)	3,300	201,659
Bank of Nova Scotia	5,400	296,242
BCE, Inc.	3,300	138,548
Boardwalk (REIT)	100	5,253
Brookfield Asset Management, Inc. Class A	3,400	129,131
Calfrac Well Services Ltd.	500	13,387
Canadian Imperial Bank of Commerce	1,300	101,047
Canadian National Railway Co.	3,600	192,679
Canadian Natural Resources Ltd.	5,300	173,788
Canadian Oil Sands Ltd.	1,500	26,963
Canadian Pacific Railway Ltd.	1,500	227,394
Canadian Tire Ltd. Class A (non-vtg.)	700	59,752
Catamaran Corp. (a)	2,300	111,908
Cenovus Energy, Inc.	1,800	47,095
CGI Group, Inc. Class A (sub. vtg.) (a)	3,200	98,176
CI Financial Corp.	1,800	56,210
Constellation Software, Inc.	400	85,955
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,441
Crescent Point Energy Corp.	1,100	38,044
Dollarama, Inc.	860	64,862
Eldorado Gold Corp.	2,200	13,985
Enbridge, Inc.	4,000	167,937
First Quantum Minerals Ltd.	3,574	63,955
Franco-Nevada Corp.	1,100	53,383
Gildan Activewear, Inc.	2,000	106,631
Common Stocks - continued
	Shares	Value
Canada - continued
Goldcorp, Inc.	3,800	$ 94,817
Imperial Oil Ltd.	1,200	49,077
Intact Financial Corp.	950	57,832
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	36,353
Keyera Corp.	823	48,770
Loblaw Companies Ltd.	1,000	38,626
Magna International, Inc. Class A (sub. vtg.)	1,600	135,901
Manulife Financial Corp.	11,900	219,569
Methanex Corp.	1,200	71,768
Metro, Inc. Class A (sub. vtg.)	1,300	74,714
National Bank of Canada	600	44,951
Open Text Corp.	600	59,453
Pembina Pipeline Corp.	2,300	78,949
Quebecor, Inc. Class B (sub. vtg.)	2,400	51,114
RioCan (REIT)	1,000	22,249
Rogers Communications, Inc. Class B (non-vtg.)	1,550	65,201
Royal Bank of Canada	7,700	476,553
Saputo, Inc.	600	28,256
Silver Wheaton Corp.	1,900	41,267
Stantec, Inc.	1,000	60,857
Sun Life Financial, Inc.	4,600	151,702
Suncor Energy, Inc.	22,572	741,557
TELUS Corp. (a)	3,200	111,853
The Toronto-Dominion Bank	5,000	432,413
Tim Hortons, Inc. (Canada)	100	5,185
Tourmaline Oil Corp. (a)	2,400	101,473
TransCanada Corp.	3,100	134,772
Ultra Petroleum Corp. (a)	11,400	273,030
Valeant Pharmaceuticals International (Canada) (a)	2,100	284,959
Vermilion Energy, Inc.	1,600	88,092
West Fraser Timber Co. Ltd.	1,200	61,619
Yamana Gold, Inc.	2,600	24,348
TOTAL CANADA		6,813,650
Cayman Islands - 0.2%
Anta Sports Products Ltd.	112,000	163,590
Geely Automobile Holdings Ltd.	485,000	198,653
Kingsoft Corp. Ltd.	8,000	26,224
Mindray Medical International Ltd. sponsored ADR (e)	2,900	101,616
New Oriental Education & Technology Group, Inc. sponsored ADR	5,700	167,238
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SouFun Holdings Ltd. ADR	300	$ 24,417
Tencent Holdings Ltd.	5,100	357,022
TOTAL CAYMAN ISLANDS		1,038,760
China - 0.0%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	10,500	85,068
Denmark - 0.1%
Coloplast A/S Series B	9,000	675,277
Finland - 0.5%
Amer Group PLC (A Shares)	23,100	477,294
Kesko Oyj	13,300	490,955
Lassila & Tikahoja Oyj	24,783	492,348
Raisio Group PLC (V Shares)	59,500	361,114
Rakentajain Konevuokraamo Oyj (B Shares)	24,204	480,845
Sampo Oyj (A Shares)	16,029	744,751
TOTAL FINLAND		3,047,307
France - 2.6%
Atos Origin SA	7,476	654,278
AXA SA	58,700	1,543,789
BNP Paribas SA	27,772	2,151,853
Bureau Veritas SA	21,700	564,703
Christian Dior SA	8,205	1,501,668
GDF Suez	50,850	1,123,706
Innate Pharma SA (a)	42,000	399,917
Ipsos SA	14,700	630,761
Kering SA	3,500	698,863
Legrand SA	13,350	709,133
Publicis Groupe SA	11,647	1,033,293
Rexel SA	25,478	654,600
Sanofi SA	25,211	2,464,652
Total SA	53,200	3,035,150
TOTAL FRANCE		17,166,366
Germany - 2.6%
adidas AG	9,000	1,006,144
BASF AG	21,111	2,264,410
Bayer AG	15,500	2,046,376
Beiersdorf AG	5,700	564,577
Bijou Brigitte Modische Accessoires AG	3,500	348,983
CompuGroup Medical AG	17,900	476,799
Continental AG	4,100	883,365
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	9,801	$ 500,853
Daimler AG (Germany)	21,320	1,786,504
Deutsche Boerse AG	9,300	716,075
Deutsche Post AG	31,412	1,087,519
Deutsche Wohnen AG (a)	27,790	505,235
ElringKlinger AG	8,839	327,117
GEA Group AG	14,866	697,431
HeidelbergCement Finance AG	8,800	655,738
KION Group AG (a)	13,601	622,768
Linde AG	6,300	1,193,802
MLP AG	74,700	572,953
Wacker Chemie AG	3,700	440,534
TOTAL GERMANY		16,697,183
Hong Kong - 0.2%
AIA Group Ltd.	100,400	462,312
Lenovo Group Ltd.	196,000	253,968
SJM Holdings Ltd.	52,000	162,420
Techtronic Industries Co. Ltd.	107,500	277,619
Wharf Holdings Ltd.	27,000	184,317
TOTAL HONG KONG		1,340,636
Ireland - 2.2%
Actavis PLC (a)	42,700	8,069,446
Alkermes PLC (a)	26,000	1,265,680
CRH PLC	1,100	28,309
CRH PLC	29,300	753,198
DCC PLC (United Kingdom)	14,300	649,990
Eaton Corp. PLC	4,100	299,669
Greencore Group PLC	169,850	695,807
James Hardie Industries PLC CDI	25,138	284,126
Kingspan Group PLC (United Kingdom)	27,500	524,813
Ryanair Holdings PLC sponsored ADR (a)	10,200	481,950
Trinity Biotech PLC sponsored ADR	59,000	1,531,640
TOTAL IRELAND		14,584,628
Isle of Man - 0.0%
Genting Singapore PLC	60,000	64,609
Israel - 0.0%
Sarine Technologies Ltd.	191,500	306,537
Italy - 0.6%
Astaldi SpA (e)	57,000	543,128
Common Stocks - continued
	Shares	Value
Italy - continued
Azimut Holding SpA	19,700	$ 570,711
Banca Popolare dell'Emilia Romagna Scrl (a)	38,800	367,092
Lottomatica SpA	17,200	524,267
MARR SpA	36,331	574,276
Prada SpA	64,400	472,395
Prysmian SpA	22,500	550,472
World Duty Free SpA (a)	42,690	620,669
TOTAL ITALY		4,223,010
Japan - 5.9%
AEON Financial Service Co. Ltd.	32,700	758,338
AEON Mall Co. Ltd.	23,180	681,401
Asahi Kasei Corp.	79,000	597,792
Bridgestone Corp.	21,300	764,720
Dai-ichi Mutual Life Insurance Co.	50,900	763,765
Daikin Industries Ltd.	16,300	934,965
Don Quijote Holdings Co. Ltd.	7,100	435,186
Furukawa Electric Co. Ltd.	376,000	919,992
Hino Motors Ltd.	27,200	395,811
Hitachi Metals Ltd.	89,000	1,402,049
Hokkaido Electric Power Co., Inc. (a)	25,500	266,785
Hoya Corp.	56,000	1,547,492
INPEX Corp.	30,400	360,202
Itochu Corp.	63,600	777,019
Japan Tobacco, Inc.	38,000	1,173,039
JFE Holdings, Inc.	26,900	557,435
JSR Corp.	37,300	664,191
JX Holdings, Inc.	154,800	746,242
Kajima Corp.	74,000	272,613
Kansai Electric Power Co., Inc. (a)	26,800	288,144
KDDI Corp.	26,200	1,442,628
Makita Corp.	9,700	504,675
Mitsubishi Electric Corp.	149,000	1,682,986
Mitsubishi Heavy Industries Ltd.	186,000	1,200,665
Mitsui & Co. Ltd.	32,600	436,557
Mitsui Fudosan Co. Ltd.	17,000	536,849
MS&AD Insurance Group Holdings, Inc.	32,400	750,682
Nihon Parkerizing Co. Ltd.	26,000	562,070
Nippon Ceramic Co. Ltd. (e)	27,600	423,950
Nippon Shinyaku Co. Ltd.	32,000	625,974
Nissan Motor Co. Ltd.	154,400	1,324,491
Nitori Holdings Co. Ltd.	4,350	422,459
Common Stocks - continued
	Shares	Value
Japan - continued
Ono Pharmaceutical Co. Ltd.	3,000	$ 260,722
ORIX Corp.	135,800	2,059,831
Rakuten, Inc.	58,600	958,852
Shinsei Bank Ltd.	272,000	549,854
SoftBank Corp.	18,400	1,332,102
Stanley Electric Co. Ltd.	54,300	1,226,718
Sumitomo Mitsui Financial Group, Inc.	35,800	1,658,476
Sumitomo Mitsui Trust Holdings, Inc.	238,000	1,129,102
THK Co. Ltd.	33,800	732,664
Tokyo Tatemono Co. Ltd.	65,000	603,068
Toray Industries, Inc.	80,000	522,357
Toyota Motor Corp.	24,300	1,390,438
Welcia Holdings Co. Ltd.	6,900	398,145
Yamaha Motor Co. Ltd.	103,800	1,371,075
TOTAL JAPAN		38,414,571
Luxembourg - 0.0%
Samsonite International SA	74,100	204,725
Netherlands - 0.6%
AerCap Holdings NV (a)	39,000	1,450,410
Exact Holdings NV	13,000	417,375
ING Groep NV (Certificaten Van Aandelen) (a)	34,200	451,679
Koninklijke Philips Electronics NV	36,800	1,276,745
TOTAL NETHERLANDS		3,596,209
New Zealand - 0.0%
Fletcher Building Ltd.	17,601	130,639
Norway - 0.2%
DNB ASA	43,200	730,156
Telenor ASA	37,400	775,710
TOTAL NORWAY		1,505,866
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	28,637	201,195
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	213,300	325,076
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	9,000	474,750
Singapore - 0.0%
Great Eastern Holdings Ltd.	6,000	82,447
Common Stocks - continued
	Shares	Value
South Africa - 0.1%
Naspers Ltd. Class N	5,600	$ 572,358
Spain - 0.4%
Atresmedia Corporacion de Medios de Comunicacion SA (a)	15,800	297,267
Criteria CaixaCorp SA	217,289	1,333,412
Repsol YPF SA	37,223	872,522
TOTAL SPAIN		2,503,201
Sweden - 0.6%
AF AB (B Shares)	13,570	439,118
Investment AB Kinnevik (B Shares)	12,400	486,809
Nordea Bank AB	82,000	1,097,689
Svenska Handelsbanken AB (A Shares)	21,500	1,022,591
Swedish Match Co. AB	19,800	580,273
TOTAL SWEDEN		3,626,480
Switzerland - 2.5%
Adecco SA (Reg.)	7,731	608,401
Aryzta AG	10,560	831,033
Baloise Holdings AG	5,400	646,225
Nestle SA	64,404	4,667,445
Partners Group Holding AG	2,329	552,035
Roche Holding AG (participation certificate)	15,150	4,156,640
Schindler Holding AG (participation certificate)	4,593	666,166
Syngenta AG (Switzerland)	2,762	976,456
TE Connectivity Ltd.	20,000	1,130,200
UBS AG	70,528	1,398,873
Vontobel Holdings AG	14,453	544,389
TOTAL SWITZERLAND		16,177,863
United Kingdom - 5.4%
Aberdeen Asset Management PLC	90,343	580,396
Associated British Foods PLC	16,614	741,514
Babcock International Group PLC	33,100	756,342
Barclays PLC	447,903	1,999,554
BG Group PLC	75,300	1,265,090
BHP Billiton PLC	61,544	1,811,770
British American Tobacco PLC (United Kingdom)	51,800	2,471,779
BT Group PLC	229,000	1,442,032
Bunzl PLC	26,700	609,223
Cineworld Group PLC (e)	67,406	392,263
Cineworld Group PLC rights 2/13/14 (a)	21,569	43,612
Compass Group PLC	57,000	853,159
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Dechra Pharmaceuticals PLC	44,400	$ 512,019
Diageo PLC	52,949	1,570,267
Galliford Try PLC	24,590	474,168
GlaxoSmithKline PLC	88,159	2,266,056
HSBC Holdings PLC (United Kingdom)	66,259	679,933
ICAP PLC	101,140	642,611
IMI PLC	24,498	602,876
ITV PLC	249,600	806,274
Jazztel PLC (a)	47,800	588,011
Kingfisher PLC	119,300	724,849
London Stock Exchange Group PLC	21,500	650,327
Meggitt PLC	77,779	659,123
Mondi PLC	32,700	496,164
Next PLC	8,200	842,499
Partnership Assurance Group PLC	76,907	408,613
Prudential PLC	70,435	1,417,868
Rolls-Royce Group PLC	59,727	1,165,459
Royal Dutch Shell PLC Class B (United Kingdom)	57,407	2,099,786
Schroders PLC	13,400	543,437
SIG PLC	112,971	364,369
Smith & Nephew PLC	48,568	698,645
St. James's Place Capital PLC	37,600	475,942
Taylor Wimpey PLC	277,500	511,836
The Go-Ahead Group PLC	13,126	426,594
Unite Group PLC	79,750	537,252
Vodafone Group PLC	451,400	1,672,763
WM Morrison Supermarkets PLC	89,300	352,174
TOTAL UNITED KINGDOM		35,156,649
United States of America - 30.3%
Accuray, Inc. (a)	119,100	1,268,415
Adobe Systems, Inc. (a)	154,000	9,115,260
Alexion Pharmaceuticals, Inc. (a)	8,000	1,269,840
Amazon.com, Inc. (a)	5,200	1,865,188
American Airlines Group, Inc. (a)	139,000	4,663,450
American Express Co.	17,000	1,445,340
Ameriprise Financial, Inc.	70,700	7,468,748
Amgen, Inc.	4,100	487,695
Amphenol Corp. Class A	4,000	347,520
AutoZone, Inc. (a)	1,100	544,566
Bank of America Corp.	657,900	11,019,825
Beam, Inc.	6,600	549,780
Common Stocks - continued
	Shares	Value
United States of America - continued
Biogen Idec, Inc. (a)	18,000	$ 5,627,520
Boston Scientific Corp. (a)	82,000	1,109,460
Cabot Oil & Gas Corp.	292,000	11,674,160
CBS Corp. Class B	57,000	3,347,040
Celgene Corp. (a)	6,000	911,580
Celldex Therapeutics, Inc. (a)	40,000	1,031,200
Colgate-Palmolive Co.	7,875	482,186
Cummins, Inc.	26,000	3,301,480
Ecolab, Inc.	25,000	2,513,500
F5 Networks, Inc. (a)	7,000	749,000
Facebook, Inc. Class A (a)	122,000	7,633,540
FedEx Corp.	15,500	2,066,460
Fidelity National Information Services, Inc.	8,000	405,600
Gilead Sciences, Inc. (a)	69,700	5,621,305
Google, Inc. Class A (a)	9,400	11,101,118
Halozyme Therapeutics, Inc. (a)	34,000	532,440
Illumina, Inc. (a)	72,000	10,944,000
inContact, Inc. (a)	42,000	368,760
Intercept Pharmaceuticals, Inc. (a)	6,100	1,835,368
Johnson Controls, Inc.	21,200	977,744
lululemon athletica, Inc. (a)	100	4,569
Marathon Petroleum Corp.	49,000	4,265,450
Marriott International, Inc. Class A	35,000	1,725,500
MasterCard, Inc. Class A	128,000	9,687,040
McGraw-Hill Companies, Inc.	137,000	10,417,480
Medivation, Inc. (a)	4,200	334,320
Morgan Stanley	189,000	5,577,390
Netflix, Inc. (a)	5,400	2,210,382
Noble Energy, Inc.	48,000	2,991,840
Norfolk Southern Corp.	71,200	6,592,408
Oracle Corp.	15,500	571,950
Palo Alto Networks, Inc. (a)	3,200	190,240
Pharmacyclics, Inc. (a)	6,000	798,420
Philip Morris International, Inc.	5,300	414,142
Phillips 66 Co.	11,300	825,917
Pioneer Natural Resources Co.	9,300	1,574,676
priceline.com, Inc. (a)	2,700	3,091,203
Receptos, Inc.	6,000	239,100
salesforce.com, Inc. (a)	36,300	2,197,239
Sigma Aldrich Corp.	2,000	185,940
Southwestern Energy Co. (a)	50,000	2,034,500
Spirit Airlines, Inc. (a)	17,000	797,300
Common Stocks - continued
	Shares	Value
United States of America - continued
SS&C Technologies Holdings, Inc. (a)	27,300	$ 1,059,786
Synageva BioPharma Corp. (a)	6,000	543,480
TESARO, Inc. (a)	12,000	378,120
The Blackstone Group LP	23,000	753,250
The Cooper Companies, Inc.	8,600	1,068,808
Thermo Fisher Scientific, Inc.	25,000	2,878,500
TJX Companies, Inc.	63,700	3,653,832
Twitter, Inc.	2,600	167,700
United Continental Holdings, Inc. (a)	68,000	3,117,120
Valero Energy Corp.	19,000	970,900
Visa, Inc. Class A	29,100	6,269,013
Web.com Group, Inc. (a)	33,500	1,132,300
Workday, Inc. Class A (a)	63,000	5,641,020
Yahoo!, Inc. (a)	16,000	576,320
TOTAL UNITED STATES OF AMERICA		197,216,243
TOTAL COMMON STOCKS (Cost $314,100,532)		381,015,026
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	6,300	1,597,825
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	12,095,335	19,884
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,038,617)		1,617,709
Nonconvertible Bonds - 9.0%
		Principal Amount (d)
Australia - 0.0%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		$ 250,000	328,112
Austria - 0.1%
Telekom Finanzmanagement GmbH 3.125% 12/3/21 (Reg. S)	EUR	350,000	485,563
Bailiwick of Jersey - 0.2%
AA Bond Co. Ltd. 4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,038,990
Heathrow Funding Ltd. 4.625% 10/31/46 (Reg. S)	GBP	350,000	562,857
TOTAL BAILIWICK OF JERSEY			1,601,847
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		$ 400,000	$ 408,044
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,619
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	186,005	280,424
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	280,544
6.875% 3/14/26	GBP	150,000	299,601
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	209,679
TOTAL CAYMAN ISLANDS			1,070,248
France - 0.9%
Arkema SA 3.85% 4/30/20	EUR	300,000	443,187
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	348,546
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	560,277
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	682,255
EDF SA:
2.15% 1/22/19 (f)		500,000	497,722
4.625% 9/11/24	EUR	150,000	237,014
6% 1/23/14 (Reg. S)	GBP	600,000	1,076,363
Eutelsat SA 2.625% 1/13/20 (Reg. S)	EUR	200,000	271,168
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,072,804
Iliad SA 4.875% 6/1/16	EUR	500,000	724,650
TOTAL FRANCE			5,913,986
Germany - 0.1%
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	271,184
3.125% 7/10/23	EUR	250,000	353,922
TOTAL GERMANY			625,106
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	422,242
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		650,000	617,204
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (g)	EUR	150,000	210,597
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	797,707
TOTAL IRELAND			1,008,304
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Italy - 0.2%
Assicurazioni Generali SpA 2.875% 1/14/20 (Reg. S)	EUR	300,000	$ 411,829
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	424,397
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	148,236
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	287,845
TOTAL ITALY			1,272,307
Japan - 0.2%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	541,742
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (g)		400,000	441,267
TOTAL JAPAN			983,009
Korea (South) - 0.2%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	401,681
5% 4/11/22		200,000	220,941
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	194,083
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	474,605
5% 9/30/14 (Reg. S)		200,000	205,203
TOTAL KOREA (SOUTH)			1,496,513
Luxembourg - 0.1%
Covidien International Finance SA 2.95% 6/15/23		250,000	236,303
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	208,131
Tyco Electronics Group SA 3.5% 2/3/22		300,000	292,845
TOTAL LUXEMBOURG			737,279
Netherlands - 0.6%
Achmea BV 2.5% 11/19/20	EUR	500,000	683,648
Alliander NV 2.875% 6/14/24	EUR	250,000	350,090
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	549,467
Deutsche Annington Finance BV 3.2% 10/2/17 (f)		350,000	355,853
Heineken NV 1.4% 10/1/17 (f)		550,000	547,667
LYB International Finance BV 4% 7/15/23		500,000	505,115
Robert Bosch Investment NL BV 2.979% 5/27/33	EUR	200,000	264,996
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	413,378
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	201,752
TOTAL NETHERLANDS			3,871,966
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	396,440
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		$ 400,000	$ 421,400
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,584
TOTAL SINGAPORE			697,984
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	524,814
Sweden - 0.1%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	273,431
Svenska Handelsbanken AB 2.656% 1/15/24 (g)	EUR	441,000	610,965
TOTAL SWEDEN			884,396
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	284,202
United Kingdom - 1.7%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	747,193
3.625% 9/8/16	EUR	400,000	581,797
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	621,990
6.75% 1/16/23 (g)	GBP	300,000	548,011
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	195,704
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	487,952
Centrica PLC 5.375% 10/16/43 (f)		200,000	210,058
Channel Link Enterprises Finance PLC 3.643% 6/30/50 (g)	EUR	400,000	524,644
Direct Line Insurance Group PLC 9.25% 4/27/42 (g)	GBP	100,000	207,159
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	325,440
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	188,073
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	425,332
4.75% 2/4/20	EUR	450,000	700,023
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	690,969
Firstgroup PLC 5.25% 11/29/22	GBP	400,000	687,820
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	204,906
1.875% 5/12/16	EUR	300,000	411,469
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	667,366
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	210,446
Lloyds Bank PLC 2.3% 11/27/18		350,000	351,849
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	490,127
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	$ 443,021
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,052
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	284,946
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	287,600
William Hill PLC 4.25% 6/5/20 (Reg. S)	GBP	150,000	241,653
TOTAL UNITED KINGDOM			10,887,600
United States of America - 3.6%
AbbVie, Inc. 1.75% 11/6/17		400,000	402,034
Altria Group, Inc.:
2.85% 8/9/22		500,000	469,930
9.25% 8/6/19		134,000	178,264
AMB Property LP 3% 1/18/22	EUR	550,000	747,115
American Express Co. 1.55% 5/22/18		550,000	542,273
American International Group, Inc. 5% 4/26/23	GBP	200,000	362,925
Apple, Inc. 2.4% 5/3/23		800,000	733,410
AutoZone, Inc. 3.125% 7/15/23		400,000	377,535
Chevron Corp.:
2.355% 12/5/22		200,000	187,384
2.427% 6/24/20		200,000	199,824
3.191% 6/24/23		300,000	296,669
Citigroup, Inc.:
4.25% 2/25/30 (g)	EUR	450,000	599,329
4.5% 1/14/22		150,000	159,256
Discovery Communications LLC 3.25% 4/1/23		500,000	477,787
Dover Corp. 2.125% 12/1/20	EUR	350,000	475,192
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	276,060
Frontier Oil Corp. 6.875% 11/15/18		250,000	267,500
General Electric Capital Corp. 4.65% 10/17/21		250,000	274,387
General Electric Co.:
4.125% 10/9/42		200,000	187,460
5.25% 12/6/17		550,000	625,945
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	312,145
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	618,577
JPMorgan Chase & Co. 2.625% 4/23/21	EUR	650,000	899,961
Kroger Co.:
2.3% 1/15/19		350,000	351,090
3.3% 1/15/21		600,000	602,870
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	335,387
Mondelez International, Inc.:
1.125% 1/26/17	EUR	850,000	1,149,814
2.375% 1/26/21	EUR	550,000	749,625
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
NBCUniversal, Inc. 4.375% 4/1/21		$ 500,000	$ 538,968
PepsiCo, Inc. 2.25% 1/7/19		350,000	354,517
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	138,836
2.875% 5/30/24	EUR	150,000	207,238
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	129,241
PPL Energy Supply LLC 6.5% 5/1/18		160,000	180,280
Procter & Gamble Co.:
2% 11/5/21	EUR	200,000	272,643
2% 8/16/22 (Reg. S)	EUR	250,000	336,867
Qwest Corp. 6.75% 12/1/21		650,000	726,430
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,717
Roche Holdings, Inc. 6% 3/1/19 (f)		136,000	161,451
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	454,779
2.45% 1/15/17 (f)		400,000	413,720
3.75% 1/15/22 (f)		200,000	204,983
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	687,943
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	305,981
The Coca-Cola Co. 3.3% 9/1/21		350,000	362,360
The NASDAQ Stock Market, Inc. 3.875% 6/7/21	EUR	500,000	716,949
U.S. Bancorp 3% 3/15/22		500,000	492,565
Verizon Communications, Inc.:
5.15% 9/15/23		350,000	380,984
6.55% 9/15/43		650,000	782,161
Viacom, Inc. 4.25% 9/1/23		250,000	256,011
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	585,355
Walt Disney Co.:
0.45% 12/1/15		350,000	350,181
2.35% 12/1/22		750,000	702,106
Wells Fargo & Co. 3.676% 6/15/16		450,000	479,869
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,234
2.9% 10/21/19 (f)		150,000	151,385
TOTAL UNITED STATES OF AMERICA			23,585,502
TOTAL NONCONVERTIBLE BONDS (Cost $55,635,033)			58,362,287
Government Obligations - 26.9%
		Principal Amount (d)	Value
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	$ 5,009,185
Germany - 5.7%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	7,282,275	10,283,116
1.5% 4/15/16	EUR	4,170,132	5,853,163
0% 6/13/14	EUR	5,050,000	6,808,824
0.25% 4/13/18	EUR	1,700,000	2,273,826
0.5% 10/13/17	EUR	750,000	1,018,701
1.5% 5/15/23	EUR	1,150,000	1,546,408
1.75% 10/9/15	EUR	200,000	277,360
2.5% 7/4/44	EUR	2,200,000	2,975,893
4% 1/4/18	EUR	100,000	154,097
4.25% 7/4/17	EUR	250,000	383,048
4.75% 7/4/40	EUR	3,000,000	5,825,251
TOTAL GERMANY			37,399,687
Israel - 0.2%
Israeli State 2.875% 1/29/24 (Reg.S)	EUR	850,000	1,143,529
Italy - 1.5%
Buoni Poliennali del Tesoro 5.5% 11/1/22	EUR	5,250,000	8,127,411
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	1,341,698	1,848,124
TOTAL ITALY			9,975,535
Japan - 10.9%
Japan Government:
0.9% 6/20/14	JPY	500,000,000	4,908,890
1.3% 6/20/20	JPY	2,781,000,000	28,928,323
1.3% 3/20/21	JPY	802,750,000	8,361,690
1.5% 3/20/14	JPY	1,680,000,000	16,471,169
1.7% 9/20/32	JPY	1,014,450,000	10,461,366
2% 9/20/40	JPY	181,000,000	1,920,928
TOTAL JAPAN			71,052,366
Government Obligations - continued
		Principal Amount (d)	Value
Netherlands - 0.8%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	2,550,000	$ 3,402,037
2.75% 1/15/15	EUR	1,250,000	1,727,442
TOTAL NETHERLANDS			5,129,479
Spain - 1.6%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,132,693
5.5% 4/30/21	EUR	1,400,000	2,174,995
TOTAL SPAIN			10,307,688
United Kingdom - 0.9%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	550,000	861,605
4% 3/7/22	GBP	1,200,000	2,200,742
5% 9/7/14	GBP	1,550,000	2,617,275
6% 12/7/28	GBP	50,000	110,531
TOTAL UNITED KINGDOM			5,790,153
United States of America - 4.5%
U.S. Treasury Bonds:
2.75% 8/15/42		950,000	803,344
2.75% 11/15/42		250,000	210,938
3% 5/15/42		100,000	89,344
3.125% 11/15/41		1,900,000	1,745,625
U.S. Treasury Notes:
0.125% 12/31/14		500,000	499,961
0.625% 9/30/17		1,100,000	1,084,789
0.875% 4/30/17		2,150,000	2,153,358
1% 3/31/17		350,000	352,297
1.375% 9/30/18		2,800,000	2,797,595
1.625% 8/15/22		5,025,000	4,690,918
1.75% 5/15/23		8,350,000	7,759,630
2.5% 8/15/23		5,125,000	5,071,746
2.75% 11/15/23		2,250,000	2,269,337
TOTAL UNITED STATES OF AMERICA			29,528,882
TOTAL GOVERNMENT OBLIGATIONS (Cost $181,350,879)			175,336,504
Asset-Backed Securities - 0.1%
		Principal Amount (d)	Value
Bavarian Sky SA 0.474% 6/20/20 (g) (Cost $858,251)	EUR	663,229	$ 894,113
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9197% 10/18/54 (g)	GBP	201,680	333,120
Granite Master Issuer PLC Series 2005-1 Class A5, 0.414% 12/20/54 (g)	EUR	136,959	183,146
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6436% 10/15/54 (g)		115,542	115,785
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $610,732)			632,051
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.447% 8/18/17 (g)	EUR	140,845	188,058
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0447% 4/19/21 (g)	GBP	132,959	214,200
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $385,026)			402,258
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		1,000,000	1,025,335
Fixed-Income Funds - 0.6%
	Shares
Fidelity Emerging Markets Debt Central Fund (h)	221,943	2,166,167
Fidelity High Income Central Fund 1 (h)	19,805	2,048,853
TOTAL FIXED-INCOME FUNDS (Cost $4,293,652)		4,215,020
Preferred Securities - 0.2%
	Principal Amount (d)	Value
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)	$ 550,000	$ 607,108
United States of America - 0.1%
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (g)	300,000	438,942
TOTAL PREFERRED SECURITIES (Cost $946,693)		1,046,050
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	29,439,611	29,439,611
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,403,789	1,403,789
TOTAL MONEY MARKET FUNDS (Cost $30,843,400)		30,843,400
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $591,058,285)		655,389,753
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,646,277)
NET ASSETS - 100%		$ 651,743,476
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,569,620 or 0.9% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,940
Fidelity Emerging Markets Debt Central Fund	34,122
Fidelity High Income Central Fund 1	41,887
Fidelity Securities Lending Cash Central Fund	8,887
Total	$ 91,836
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 65,613	$ -	$ 2,166,167	2.9%
Fidelity High Income Central Fund 1	-	4,026,007	1,995,620	2,048,853	0.5%
Total	$ 2,220,595	$ 4,091,620	$ 1,995,620	$ 4,215,020
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,728,722	$ 37,324,027	$ 8,404,695	$ -
Consumer Staples	19,790,496	7,870,909	11,919,587	-
Energy	34,900,564	28,457,989	6,442,575	-
Financials	77,389,248	58,924,092	18,465,156	-
Health Care	65,269,782	52,971,109	12,298,673	-
Industrials	48,711,187	38,350,574	10,360,613	-
Information Technology	63,343,070	61,024,474	2,318,596	-
Materials	17,704,372	8,521,583	9,182,789	-
Telecommunication Services	8,116,659	2,048,083	6,068,576	-
Utilities	1,678,635	1,123,706	554,929	-
Corporate Bonds	58,362,287	-	58,362,287	-
Government Obligations	175,336,504	-	175,336,504	-
Asset-Backed Securities	894,113	-	894,113	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 632,051	$ -	$ 632,051	$ -
Commercial Mortgage Securities	402,258	-	402,258	-
Supranational Obligations	1,025,335	-	1,025,335	-
Fixed-Income Funds	4,215,020	4,215,020	-	-
Preferred Securities	1,046,050	-	1,046,050	-
Money Market Funds	30,843,400	30,843,400	-	-
Total Investments in Securities:	$ 655,389,753	$ 331,674,966	$ 323,714,787	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 13,940,551
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $591,761,481. Net unrealized appreciation aggregated $63,628,272, of which $76,990,340 related to appreciated investment securities and $13,362,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

January 31, 2014

1.813033.109

GBL-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.5%
	Shares	Value
Australia - 0.9%
Acrux Ltd.	37,513	$ 75,725
Ainsworth Game Technology Ltd.	33,108	122,394
AMP Ltd.	84,387	314,986
Asciano Ltd.	34,913	171,348
Australia & New Zealand Banking Group Ltd.	15,357	404,507
BHP Billiton Ltd.	21,367	682,361
Commonwealth Bank of Australia	15,132	982,467
Computershare Ltd.	35,533	347,154
CSL Ltd.	7,812	480,844
Dick Smith Holdings Ltd. (a)	4,615	8,859
Hotel Property Investments unit (a)	15,194	26,538
John Fairfax Holdings Ltd.	224,359	131,226
Leighton Holdings Ltd. (e)	16,286	234,065
Macquarie CountryWide Trust	47,659	149,214
Macquarie Group Ltd.	7,583	357,722
QBE Insurance Group Ltd.	19,989	200,806
Sims Metal Management Ltd. (a)	23,135	210,036
Suncorp-Metway Ltd.	35,768	380,225
Super Cheap Auto Group Ltd.	7,204	67,511
Sydney Airport unit	84,496	291,414
Telstra Corp. Ltd.	39,782	179,051
Westfield Group unit	14,200	126,971
Wotif.com Holdings Ltd. (e)	54,514	116,157
TOTAL AUSTRALIA		6,061,581
Austria - 0.2%
Andritz AG	11,200	615,547
Erste Group Bank AG	20,237	737,065
TOTAL AUSTRIA		1,352,612
Bailiwick of Jersey - 0.3%
Informa PLC	63,378	538,647
Shire PLC	22,200	1,107,924
TOTAL BAILIWICK OF JERSEY		1,646,571
Belgium - 0.5%
Anheuser-Busch InBev SA NV	17,100	1,638,912
KBC Groupe SA	14,017	829,067
UCB SA	8,700	615,901
TOTAL BELGIUM		3,083,880
Bermuda - 0.2%
Biosensors International Group Ltd.	239,000	161,491
Common Stocks - continued
	Shares	Value
Bermuda - continued
Bunge Ltd.	6,200	$ 469,712
Luk Fook Holdings International Ltd.	39,000	126,336
Nam Cheong Ltd.	892,000	222,557
Nine Dragons Paper (Holdings) Ltd.	338,000	289,075
Pacific Basin Shipping Ltd.	185,000	114,377
Shangri-La Asia Ltd.	110,000	182,771
TOTAL BERMUDA		1,566,319
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	16,300	609,457
Mail.Ru Group Ltd. GDR (Reg. S)	12,431	463,303
TOTAL BRITISH VIRGIN ISLANDS		1,072,760
Canada - 1.0%
Agnico Eagle Mines Ltd. (Canada)	1,000	31,120
Agrium, Inc.	300	26,158
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,500	110,667
Bank of Montreal (e)	3,300	201,659
Bank of Nova Scotia	5,400	296,242
BCE, Inc.	3,300	138,548
Boardwalk (REIT)	100	5,253
Brookfield Asset Management, Inc. Class A	3,400	129,131
Calfrac Well Services Ltd.	500	13,387
Canadian Imperial Bank of Commerce	1,300	101,047
Canadian National Railway Co.	3,600	192,679
Canadian Natural Resources Ltd.	5,300	173,788
Canadian Oil Sands Ltd.	1,500	26,963
Canadian Pacific Railway Ltd.	1,500	227,394
Canadian Tire Ltd. Class A (non-vtg.)	700	59,752
Catamaran Corp. (a)	2,300	111,908
Cenovus Energy, Inc.	1,800	47,095
CGI Group, Inc. Class A (sub. vtg.) (a)	3,200	98,176
CI Financial Corp.	1,800	56,210
Constellation Software, Inc.	400	85,955
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,441
Crescent Point Energy Corp.	1,100	38,044
Dollarama, Inc.	860	64,862
Eldorado Gold Corp.	2,200	13,985
Enbridge, Inc.	4,000	167,937
First Quantum Minerals Ltd.	3,574	63,955
Franco-Nevada Corp.	1,100	53,383
Gildan Activewear, Inc.	2,000	106,631
Common Stocks - continued
	Shares	Value
Canada - continued
Goldcorp, Inc.	3,800	$ 94,817
Imperial Oil Ltd.	1,200	49,077
Intact Financial Corp.	950	57,832
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	36,353
Keyera Corp.	823	48,770
Loblaw Companies Ltd.	1,000	38,626
Magna International, Inc. Class A (sub. vtg.)	1,600	135,901
Manulife Financial Corp.	11,900	219,569
Methanex Corp.	1,200	71,768
Metro, Inc. Class A (sub. vtg.)	1,300	74,714
National Bank of Canada	600	44,951
Open Text Corp.	600	59,453
Pembina Pipeline Corp.	2,300	78,949
Quebecor, Inc. Class B (sub. vtg.)	2,400	51,114
RioCan (REIT)	1,000	22,249
Rogers Communications, Inc. Class B (non-vtg.)	1,550	65,201
Royal Bank of Canada	7,700	476,553
Saputo, Inc.	600	28,256
Silver Wheaton Corp.	1,900	41,267
Stantec, Inc.	1,000	60,857
Sun Life Financial, Inc.	4,600	151,702
Suncor Energy, Inc.	22,572	741,557
TELUS Corp. (a)	3,200	111,853
The Toronto-Dominion Bank	5,000	432,413
Tim Hortons, Inc. (Canada)	100	5,185
Tourmaline Oil Corp. (a)	2,400	101,473
TransCanada Corp.	3,100	134,772
Ultra Petroleum Corp. (a)	11,400	273,030
Valeant Pharmaceuticals International (Canada) (a)	2,100	284,959
Vermilion Energy, Inc.	1,600	88,092
West Fraser Timber Co. Ltd.	1,200	61,619
Yamana Gold, Inc.	2,600	24,348
TOTAL CANADA		6,813,650
Cayman Islands - 0.2%
Anta Sports Products Ltd.	112,000	163,590
Geely Automobile Holdings Ltd.	485,000	198,653
Kingsoft Corp. Ltd.	8,000	26,224
Mindray Medical International Ltd. sponsored ADR (e)	2,900	101,616
New Oriental Education & Technology Group, Inc. sponsored ADR	5,700	167,238
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SouFun Holdings Ltd. ADR	300	$ 24,417
Tencent Holdings Ltd.	5,100	357,022
TOTAL CAYMAN ISLANDS		1,038,760
China - 0.0%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	10,500	85,068
Denmark - 0.1%
Coloplast A/S Series B	9,000	675,277
Finland - 0.5%
Amer Group PLC (A Shares)	23,100	477,294
Kesko Oyj	13,300	490,955
Lassila & Tikahoja Oyj	24,783	492,348
Raisio Group PLC (V Shares)	59,500	361,114
Rakentajain Konevuokraamo Oyj (B Shares)	24,204	480,845
Sampo Oyj (A Shares)	16,029	744,751
TOTAL FINLAND		3,047,307
France - 2.6%
Atos Origin SA	7,476	654,278
AXA SA	58,700	1,543,789
BNP Paribas SA	27,772	2,151,853
Bureau Veritas SA	21,700	564,703
Christian Dior SA	8,205	1,501,668
GDF Suez	50,850	1,123,706
Innate Pharma SA (a)	42,000	399,917
Ipsos SA	14,700	630,761
Kering SA	3,500	698,863
Legrand SA	13,350	709,133
Publicis Groupe SA	11,647	1,033,293
Rexel SA	25,478	654,600
Sanofi SA	25,211	2,464,652
Total SA	53,200	3,035,150
TOTAL FRANCE		17,166,366
Germany - 2.6%
adidas AG	9,000	1,006,144
BASF AG	21,111	2,264,410
Bayer AG	15,500	2,046,376
Beiersdorf AG	5,700	564,577
Bijou Brigitte Modische Accessoires AG	3,500	348,983
CompuGroup Medical AG	17,900	476,799
Continental AG	4,100	883,365
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	9,801	$ 500,853
Daimler AG (Germany)	21,320	1,786,504
Deutsche Boerse AG	9,300	716,075
Deutsche Post AG	31,412	1,087,519
Deutsche Wohnen AG (a)	27,790	505,235
ElringKlinger AG	8,839	327,117
GEA Group AG	14,866	697,431
HeidelbergCement Finance AG	8,800	655,738
KION Group AG (a)	13,601	622,768
Linde AG	6,300	1,193,802
MLP AG	74,700	572,953
Wacker Chemie AG	3,700	440,534
TOTAL GERMANY		16,697,183
Hong Kong - 0.2%
AIA Group Ltd.	100,400	462,312
Lenovo Group Ltd.	196,000	253,968
SJM Holdings Ltd.	52,000	162,420
Techtronic Industries Co. Ltd.	107,500	277,619
Wharf Holdings Ltd.	27,000	184,317
TOTAL HONG KONG		1,340,636
Ireland - 2.2%
Actavis PLC (a)	42,700	8,069,446
Alkermes PLC (a)	26,000	1,265,680
CRH PLC	1,100	28,309
CRH PLC	29,300	753,198
DCC PLC (United Kingdom)	14,300	649,990
Eaton Corp. PLC	4,100	299,669
Greencore Group PLC	169,850	695,807
James Hardie Industries PLC CDI	25,138	284,126
Kingspan Group PLC (United Kingdom)	27,500	524,813
Ryanair Holdings PLC sponsored ADR (a)	10,200	481,950
Trinity Biotech PLC sponsored ADR	59,000	1,531,640
TOTAL IRELAND		14,584,628
Isle of Man - 0.0%
Genting Singapore PLC	60,000	64,609
Israel - 0.0%
Sarine Technologies Ltd.	191,500	306,537
Italy - 0.6%
Astaldi SpA (e)	57,000	543,128
Common Stocks - continued
	Shares	Value
Italy - continued
Azimut Holding SpA	19,700	$ 570,711
Banca Popolare dell'Emilia Romagna Scrl (a)	38,800	367,092
Lottomatica SpA	17,200	524,267
MARR SpA	36,331	574,276
Prada SpA	64,400	472,395
Prysmian SpA	22,500	550,472
World Duty Free SpA (a)	42,690	620,669
TOTAL ITALY		4,223,010
Japan - 5.9%
AEON Financial Service Co. Ltd.	32,700	758,338
AEON Mall Co. Ltd.	23,180	681,401
Asahi Kasei Corp.	79,000	597,792
Bridgestone Corp.	21,300	764,720
Dai-ichi Mutual Life Insurance Co.	50,900	763,765
Daikin Industries Ltd.	16,300	934,965
Don Quijote Holdings Co. Ltd.	7,100	435,186
Furukawa Electric Co. Ltd.	376,000	919,992
Hino Motors Ltd.	27,200	395,811
Hitachi Metals Ltd.	89,000	1,402,049
Hokkaido Electric Power Co., Inc. (a)	25,500	266,785
Hoya Corp.	56,000	1,547,492
INPEX Corp.	30,400	360,202
Itochu Corp.	63,600	777,019
Japan Tobacco, Inc.	38,000	1,173,039
JFE Holdings, Inc.	26,900	557,435
JSR Corp.	37,300	664,191
JX Holdings, Inc.	154,800	746,242
Kajima Corp.	74,000	272,613
Kansai Electric Power Co., Inc. (a)	26,800	288,144
KDDI Corp.	26,200	1,442,628
Makita Corp.	9,700	504,675
Mitsubishi Electric Corp.	149,000	1,682,986
Mitsubishi Heavy Industries Ltd.	186,000	1,200,665
Mitsui & Co. Ltd.	32,600	436,557
Mitsui Fudosan Co. Ltd.	17,000	536,849
MS&AD Insurance Group Holdings, Inc.	32,400	750,682
Nihon Parkerizing Co. Ltd.	26,000	562,070
Nippon Ceramic Co. Ltd. (e)	27,600	423,950
Nippon Shinyaku Co. Ltd.	32,000	625,974
Nissan Motor Co. Ltd.	154,400	1,324,491
Nitori Holdings Co. Ltd.	4,350	422,459
Common Stocks - continued
	Shares	Value
Japan - continued
Ono Pharmaceutical Co. Ltd.	3,000	$ 260,722
ORIX Corp.	135,800	2,059,831
Rakuten, Inc.	58,600	958,852
Shinsei Bank Ltd.	272,000	549,854
SoftBank Corp.	18,400	1,332,102
Stanley Electric Co. Ltd.	54,300	1,226,718
Sumitomo Mitsui Financial Group, Inc.	35,800	1,658,476
Sumitomo Mitsui Trust Holdings, Inc.	238,000	1,129,102
THK Co. Ltd.	33,800	732,664
Tokyo Tatemono Co. Ltd.	65,000	603,068
Toray Industries, Inc.	80,000	522,357
Toyota Motor Corp.	24,300	1,390,438
Welcia Holdings Co. Ltd.	6,900	398,145
Yamaha Motor Co. Ltd.	103,800	1,371,075
TOTAL JAPAN		38,414,571
Luxembourg - 0.0%
Samsonite International SA	74,100	204,725
Netherlands - 0.6%
AerCap Holdings NV (a)	39,000	1,450,410
Exact Holdings NV	13,000	417,375
ING Groep NV (Certificaten Van Aandelen) (a)	34,200	451,679
Koninklijke Philips Electronics NV	36,800	1,276,745
TOTAL NETHERLANDS		3,596,209
New Zealand - 0.0%
Fletcher Building Ltd.	17,601	130,639
Norway - 0.2%
DNB ASA	43,200	730,156
Telenor ASA	37,400	775,710
TOTAL NORWAY		1,505,866
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	28,637	201,195
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	213,300	325,076
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	9,000	474,750
Singapore - 0.0%
Great Eastern Holdings Ltd.	6,000	82,447
Common Stocks - continued
	Shares	Value
South Africa - 0.1%
Naspers Ltd. Class N	5,600	$ 572,358
Spain - 0.4%
Atresmedia Corporacion de Medios de Comunicacion SA (a)	15,800	297,267
Criteria CaixaCorp SA	217,289	1,333,412
Repsol YPF SA	37,223	872,522
TOTAL SPAIN		2,503,201
Sweden - 0.6%
AF AB (B Shares)	13,570	439,118
Investment AB Kinnevik (B Shares)	12,400	486,809
Nordea Bank AB	82,000	1,097,689
Svenska Handelsbanken AB (A Shares)	21,500	1,022,591
Swedish Match Co. AB	19,800	580,273
TOTAL SWEDEN		3,626,480
Switzerland - 2.5%
Adecco SA (Reg.)	7,731	608,401
Aryzta AG	10,560	831,033
Baloise Holdings AG	5,400	646,225
Nestle SA	64,404	4,667,445
Partners Group Holding AG	2,329	552,035
Roche Holding AG (participation certificate)	15,150	4,156,640
Schindler Holding AG (participation certificate)	4,593	666,166
Syngenta AG (Switzerland)	2,762	976,456
TE Connectivity Ltd.	20,000	1,130,200
UBS AG	70,528	1,398,873
Vontobel Holdings AG	14,453	544,389
TOTAL SWITZERLAND		16,177,863
United Kingdom - 5.4%
Aberdeen Asset Management PLC	90,343	580,396
Associated British Foods PLC	16,614	741,514
Babcock International Group PLC	33,100	756,342
Barclays PLC	447,903	1,999,554
BG Group PLC	75,300	1,265,090
BHP Billiton PLC	61,544	1,811,770
British American Tobacco PLC (United Kingdom)	51,800	2,471,779
BT Group PLC	229,000	1,442,032
Bunzl PLC	26,700	609,223
Cineworld Group PLC (e)	67,406	392,263
Cineworld Group PLC rights 2/13/14 (a)	21,569	43,612
Compass Group PLC	57,000	853,159
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Dechra Pharmaceuticals PLC	44,400	$ 512,019
Diageo PLC	52,949	1,570,267
Galliford Try PLC	24,590	474,168
GlaxoSmithKline PLC	88,159	2,266,056
HSBC Holdings PLC (United Kingdom)	66,259	679,933
ICAP PLC	101,140	642,611
IMI PLC	24,498	602,876
ITV PLC	249,600	806,274
Jazztel PLC (a)	47,800	588,011
Kingfisher PLC	119,300	724,849
London Stock Exchange Group PLC	21,500	650,327
Meggitt PLC	77,779	659,123
Mondi PLC	32,700	496,164
Next PLC	8,200	842,499
Partnership Assurance Group PLC	76,907	408,613
Prudential PLC	70,435	1,417,868
Rolls-Royce Group PLC	59,727	1,165,459
Royal Dutch Shell PLC Class B (United Kingdom)	57,407	2,099,786
Schroders PLC	13,400	543,437
SIG PLC	112,971	364,369
Smith & Nephew PLC	48,568	698,645
St. James's Place Capital PLC	37,600	475,942
Taylor Wimpey PLC	277,500	511,836
The Go-Ahead Group PLC	13,126	426,594
Unite Group PLC	79,750	537,252
Vodafone Group PLC	451,400	1,672,763
WM Morrison Supermarkets PLC	89,300	352,174
TOTAL UNITED KINGDOM		35,156,649
United States of America - 30.3%
Accuray, Inc. (a)	119,100	1,268,415
Adobe Systems, Inc. (a)	154,000	9,115,260
Alexion Pharmaceuticals, Inc. (a)	8,000	1,269,840
Amazon.com, Inc. (a)	5,200	1,865,188
American Airlines Group, Inc. (a)	139,000	4,663,450
American Express Co.	17,000	1,445,340
Ameriprise Financial, Inc.	70,700	7,468,748
Amgen, Inc.	4,100	487,695
Amphenol Corp. Class A	4,000	347,520
AutoZone, Inc. (a)	1,100	544,566
Bank of America Corp.	657,900	11,019,825
Beam, Inc.	6,600	549,780
Common Stocks - continued
	Shares	Value
United States of America - continued
Biogen Idec, Inc. (a)	18,000	$ 5,627,520
Boston Scientific Corp. (a)	82,000	1,109,460
Cabot Oil & Gas Corp.	292,000	11,674,160
CBS Corp. Class B	57,000	3,347,040
Celgene Corp. (a)	6,000	911,580
Celldex Therapeutics, Inc. (a)	40,000	1,031,200
Colgate-Palmolive Co.	7,875	482,186
Cummins, Inc.	26,000	3,301,480
Ecolab, Inc.	25,000	2,513,500
F5 Networks, Inc. (a)	7,000	749,000
Facebook, Inc. Class A (a)	122,000	7,633,540
FedEx Corp.	15,500	2,066,460
Fidelity National Information Services, Inc.	8,000	405,600
Gilead Sciences, Inc. (a)	69,700	5,621,305
Google, Inc. Class A (a)	9,400	11,101,118
Halozyme Therapeutics, Inc. (a)	34,000	532,440
Illumina, Inc. (a)	72,000	10,944,000
inContact, Inc. (a)	42,000	368,760
Intercept Pharmaceuticals, Inc. (a)	6,100	1,835,368
Johnson Controls, Inc.	21,200	977,744
lululemon athletica, Inc. (a)	100	4,569
Marathon Petroleum Corp.	49,000	4,265,450
Marriott International, Inc. Class A	35,000	1,725,500
MasterCard, Inc. Class A	128,000	9,687,040
McGraw-Hill Companies, Inc.	137,000	10,417,480
Medivation, Inc. (a)	4,200	334,320
Morgan Stanley	189,000	5,577,390
Netflix, Inc. (a)	5,400	2,210,382
Noble Energy, Inc.	48,000	2,991,840
Norfolk Southern Corp.	71,200	6,592,408
Oracle Corp.	15,500	571,950
Palo Alto Networks, Inc. (a)	3,200	190,240
Pharmacyclics, Inc. (a)	6,000	798,420
Philip Morris International, Inc.	5,300	414,142
Phillips 66 Co.	11,300	825,917
Pioneer Natural Resources Co.	9,300	1,574,676
priceline.com, Inc. (a)	2,700	3,091,203
Receptos, Inc.	6,000	239,100
salesforce.com, Inc. (a)	36,300	2,197,239
Sigma Aldrich Corp.	2,000	185,940
Southwestern Energy Co. (a)	50,000	2,034,500
Spirit Airlines, Inc. (a)	17,000	797,300
Common Stocks - continued
	Shares	Value
United States of America - continued
SS&C Technologies Holdings, Inc. (a)	27,300	$ 1,059,786
Synageva BioPharma Corp. (a)	6,000	543,480
TESARO, Inc. (a)	12,000	378,120
The Blackstone Group LP	23,000	753,250
The Cooper Companies, Inc.	8,600	1,068,808
Thermo Fisher Scientific, Inc.	25,000	2,878,500
TJX Companies, Inc.	63,700	3,653,832
Twitter, Inc.	2,600	167,700
United Continental Holdings, Inc. (a)	68,000	3,117,120
Valero Energy Corp.	19,000	970,900
Visa, Inc. Class A	29,100	6,269,013
Web.com Group, Inc. (a)	33,500	1,132,300
Workday, Inc. Class A (a)	63,000	5,641,020
Yahoo!, Inc. (a)	16,000	576,320
TOTAL UNITED STATES OF AMERICA		197,216,243
TOTAL COMMON STOCKS (Cost $314,100,532)		381,015,026
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	6,300	1,597,825
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	12,095,335	19,884
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,038,617)		1,617,709
Nonconvertible Bonds - 9.0%
		Principal Amount (d)
Australia - 0.0%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		$ 250,000	328,112
Austria - 0.1%
Telekom Finanzmanagement GmbH 3.125% 12/3/21 (Reg. S)	EUR	350,000	485,563
Bailiwick of Jersey - 0.2%
AA Bond Co. Ltd. 4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,038,990
Heathrow Funding Ltd. 4.625% 10/31/46 (Reg. S)	GBP	350,000	562,857
TOTAL BAILIWICK OF JERSEY			1,601,847
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		$ 400,000	$ 408,044
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,619
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	186,005	280,424
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	280,544
6.875% 3/14/26	GBP	150,000	299,601
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	209,679
TOTAL CAYMAN ISLANDS			1,070,248
France - 0.9%
Arkema SA 3.85% 4/30/20	EUR	300,000	443,187
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	348,546
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	560,277
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	682,255
EDF SA:
2.15% 1/22/19 (f)		500,000	497,722
4.625% 9/11/24	EUR	150,000	237,014
6% 1/23/14 (Reg. S)	GBP	600,000	1,076,363
Eutelsat SA 2.625% 1/13/20 (Reg. S)	EUR	200,000	271,168
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,072,804
Iliad SA 4.875% 6/1/16	EUR	500,000	724,650
TOTAL FRANCE			5,913,986
Germany - 0.1%
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	271,184
3.125% 7/10/23	EUR	250,000	353,922
TOTAL GERMANY			625,106
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	422,242
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		650,000	617,204
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (g)	EUR	150,000	210,597
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	797,707
TOTAL IRELAND			1,008,304
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Italy - 0.2%
Assicurazioni Generali SpA 2.875% 1/14/20 (Reg. S)	EUR	300,000	$ 411,829
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	424,397
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	148,236
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	287,845
TOTAL ITALY			1,272,307
Japan - 0.2%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	541,742
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (g)		400,000	441,267
TOTAL JAPAN			983,009
Korea (South) - 0.2%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	401,681
5% 4/11/22		200,000	220,941
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	194,083
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	474,605
5% 9/30/14 (Reg. S)		200,000	205,203
TOTAL KOREA (SOUTH)			1,496,513
Luxembourg - 0.1%
Covidien International Finance SA 2.95% 6/15/23		250,000	236,303
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	208,131
Tyco Electronics Group SA 3.5% 2/3/22		300,000	292,845
TOTAL LUXEMBOURG			737,279
Netherlands - 0.6%
Achmea BV 2.5% 11/19/20	EUR	500,000	683,648
Alliander NV 2.875% 6/14/24	EUR	250,000	350,090
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	549,467
Deutsche Annington Finance BV 3.2% 10/2/17 (f)		350,000	355,853
Heineken NV 1.4% 10/1/17 (f)		550,000	547,667
LYB International Finance BV 4% 7/15/23		500,000	505,115
Robert Bosch Investment NL BV 2.979% 5/27/33	EUR	200,000	264,996
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	413,378
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	201,752
TOTAL NETHERLANDS			3,871,966
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	396,440
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		$ 400,000	$ 421,400
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,584
TOTAL SINGAPORE			697,984
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	524,814
Sweden - 0.1%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	273,431
Svenska Handelsbanken AB 2.656% 1/15/24 (g)	EUR	441,000	610,965
TOTAL SWEDEN			884,396
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	284,202
United Kingdom - 1.7%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	747,193
3.625% 9/8/16	EUR	400,000	581,797
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	621,990
6.75% 1/16/23 (g)	GBP	300,000	548,011
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	195,704
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	487,952
Centrica PLC 5.375% 10/16/43 (f)		200,000	210,058
Channel Link Enterprises Finance PLC 3.643% 6/30/50 (g)	EUR	400,000	524,644
Direct Line Insurance Group PLC 9.25% 4/27/42 (g)	GBP	100,000	207,159
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	325,440
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	188,073
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	425,332
4.75% 2/4/20	EUR	450,000	700,023
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	690,969
Firstgroup PLC 5.25% 11/29/22	GBP	400,000	687,820
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	204,906
1.875% 5/12/16	EUR	300,000	411,469
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	667,366
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	210,446
Lloyds Bank PLC 2.3% 11/27/18		350,000	351,849
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	490,127
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	$ 443,021
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,052
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	284,946
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	287,600
William Hill PLC 4.25% 6/5/20 (Reg. S)	GBP	150,000	241,653
TOTAL UNITED KINGDOM			10,887,600
United States of America - 3.6%
AbbVie, Inc. 1.75% 11/6/17		400,000	402,034
Altria Group, Inc.:
2.85% 8/9/22		500,000	469,930
9.25% 8/6/19		134,000	178,264
AMB Property LP 3% 1/18/22	EUR	550,000	747,115
American Express Co. 1.55% 5/22/18		550,000	542,273
American International Group, Inc. 5% 4/26/23	GBP	200,000	362,925
Apple, Inc. 2.4% 5/3/23		800,000	733,410
AutoZone, Inc. 3.125% 7/15/23		400,000	377,535
Chevron Corp.:
2.355% 12/5/22		200,000	187,384
2.427% 6/24/20		200,000	199,824
3.191% 6/24/23		300,000	296,669
Citigroup, Inc.:
4.25% 2/25/30 (g)	EUR	450,000	599,329
4.5% 1/14/22		150,000	159,256
Discovery Communications LLC 3.25% 4/1/23		500,000	477,787
Dover Corp. 2.125% 12/1/20	EUR	350,000	475,192
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	276,060
Frontier Oil Corp. 6.875% 11/15/18		250,000	267,500
General Electric Capital Corp. 4.65% 10/17/21		250,000	274,387
General Electric Co.:
4.125% 10/9/42		200,000	187,460
5.25% 12/6/17		550,000	625,945
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	312,145
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	618,577
JPMorgan Chase & Co. 2.625% 4/23/21	EUR	650,000	899,961
Kroger Co.:
2.3% 1/15/19		350,000	351,090
3.3% 1/15/21		600,000	602,870
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	335,387
Mondelez International, Inc.:
1.125% 1/26/17	EUR	850,000	1,149,814
2.375% 1/26/21	EUR	550,000	749,625
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
NBCUniversal, Inc. 4.375% 4/1/21		$ 500,000	$ 538,968
PepsiCo, Inc. 2.25% 1/7/19		350,000	354,517
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	138,836
2.875% 5/30/24	EUR	150,000	207,238
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	129,241
PPL Energy Supply LLC 6.5% 5/1/18		160,000	180,280
Procter & Gamble Co.:
2% 11/5/21	EUR	200,000	272,643
2% 8/16/22 (Reg. S)	EUR	250,000	336,867
Qwest Corp. 6.75% 12/1/21		650,000	726,430
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,717
Roche Holdings, Inc. 6% 3/1/19 (f)		136,000	161,451
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	454,779
2.45% 1/15/17 (f)		400,000	413,720
3.75% 1/15/22 (f)		200,000	204,983
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	687,943
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	305,981
The Coca-Cola Co. 3.3% 9/1/21		350,000	362,360
The NASDAQ Stock Market, Inc. 3.875% 6/7/21	EUR	500,000	716,949
U.S. Bancorp 3% 3/15/22		500,000	492,565
Verizon Communications, Inc.:
5.15% 9/15/23		350,000	380,984
6.55% 9/15/43		650,000	782,161
Viacom, Inc. 4.25% 9/1/23		250,000	256,011
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	585,355
Walt Disney Co.:
0.45% 12/1/15		350,000	350,181
2.35% 12/1/22		750,000	702,106
Wells Fargo & Co. 3.676% 6/15/16		450,000	479,869
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,234
2.9% 10/21/19 (f)		150,000	151,385
TOTAL UNITED STATES OF AMERICA			23,585,502
TOTAL NONCONVERTIBLE BONDS (Cost $55,635,033)			58,362,287
Government Obligations - 26.9%
		Principal Amount (d)	Value
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	$ 5,009,185
Germany - 5.7%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	7,282,275	10,283,116
1.5% 4/15/16	EUR	4,170,132	5,853,163
0% 6/13/14	EUR	5,050,000	6,808,824
0.25% 4/13/18	EUR	1,700,000	2,273,826
0.5% 10/13/17	EUR	750,000	1,018,701
1.5% 5/15/23	EUR	1,150,000	1,546,408
1.75% 10/9/15	EUR	200,000	277,360
2.5% 7/4/44	EUR	2,200,000	2,975,893
4% 1/4/18	EUR	100,000	154,097
4.25% 7/4/17	EUR	250,000	383,048
4.75% 7/4/40	EUR	3,000,000	5,825,251
TOTAL GERMANY			37,399,687
Israel - 0.2%
Israeli State 2.875% 1/29/24 (Reg.S)	EUR	850,000	1,143,529
Italy - 1.5%
Buoni Poliennali del Tesoro 5.5% 11/1/22	EUR	5,250,000	8,127,411
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	1,341,698	1,848,124
TOTAL ITALY			9,975,535
Japan - 10.9%
Japan Government:
0.9% 6/20/14	JPY	500,000,000	4,908,890
1.3% 6/20/20	JPY	2,781,000,000	28,928,323
1.3% 3/20/21	JPY	802,750,000	8,361,690
1.5% 3/20/14	JPY	1,680,000,000	16,471,169
1.7% 9/20/32	JPY	1,014,450,000	10,461,366
2% 9/20/40	JPY	181,000,000	1,920,928
TOTAL JAPAN			71,052,366
Government Obligations - continued
		Principal Amount (d)	Value
Netherlands - 0.8%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	2,550,000	$ 3,402,037
2.75% 1/15/15	EUR	1,250,000	1,727,442
TOTAL NETHERLANDS			5,129,479
Spain - 1.6%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,132,693
5.5% 4/30/21	EUR	1,400,000	2,174,995
TOTAL SPAIN			10,307,688
United Kingdom - 0.9%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	550,000	861,605
4% 3/7/22	GBP	1,200,000	2,200,742
5% 9/7/14	GBP	1,550,000	2,617,275
6% 12/7/28	GBP	50,000	110,531
TOTAL UNITED KINGDOM			5,790,153
United States of America - 4.5%
U.S. Treasury Bonds:
2.75% 8/15/42		950,000	803,344
2.75% 11/15/42		250,000	210,938
3% 5/15/42		100,000	89,344
3.125% 11/15/41		1,900,000	1,745,625
U.S. Treasury Notes:
0.125% 12/31/14		500,000	499,961
0.625% 9/30/17		1,100,000	1,084,789
0.875% 4/30/17		2,150,000	2,153,358
1% 3/31/17		350,000	352,297
1.375% 9/30/18		2,800,000	2,797,595
1.625% 8/15/22		5,025,000	4,690,918
1.75% 5/15/23		8,350,000	7,759,630
2.5% 8/15/23		5,125,000	5,071,746
2.75% 11/15/23		2,250,000	2,269,337
TOTAL UNITED STATES OF AMERICA			29,528,882
TOTAL GOVERNMENT OBLIGATIONS (Cost $181,350,879)			175,336,504
Asset-Backed Securities - 0.1%
		Principal Amount (d)	Value
Bavarian Sky SA 0.474% 6/20/20 (g) (Cost $858,251)	EUR	663,229	$ 894,113
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9197% 10/18/54 (g)	GBP	201,680	333,120
Granite Master Issuer PLC Series 2005-1 Class A5, 0.414% 12/20/54 (g)	EUR	136,959	183,146
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6436% 10/15/54 (g)		115,542	115,785
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $610,732)			632,051
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.447% 8/18/17 (g)	EUR	140,845	188,058
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0447% 4/19/21 (g)	GBP	132,959	214,200
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $385,026)			402,258
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		1,000,000	1,025,335
Fixed-Income Funds - 0.6%
	Shares
Fidelity Emerging Markets Debt Central Fund (h)	221,943	2,166,167
Fidelity High Income Central Fund 1 (h)	19,805	2,048,853
TOTAL FIXED-INCOME FUNDS (Cost $4,293,652)		4,215,020
Preferred Securities - 0.2%
	Principal Amount (d)	Value
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)	$ 550,000	$ 607,108
United States of America - 0.1%
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (g)	300,000	438,942
TOTAL PREFERRED SECURITIES (Cost $946,693)		1,046,050
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	29,439,611	29,439,611
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,403,789	1,403,789
TOTAL MONEY MARKET FUNDS (Cost $30,843,400)		30,843,400
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $591,058,285)		655,389,753
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,646,277)
NET ASSETS - 100%		$ 651,743,476
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,569,620 or 0.9% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,940
Fidelity Emerging Markets Debt Central Fund	34,122
Fidelity High Income Central Fund 1	41,887
Fidelity Securities Lending Cash Central Fund	8,887
Total	$ 91,836
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 65,613	$ -	$ 2,166,167	2.9%
Fidelity High Income Central Fund 1	-	4,026,007	1,995,620	2,048,853	0.5%
Total	$ 2,220,595	$ 4,091,620	$ 1,995,620	$ 4,215,020
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,728,722	$ 37,324,027	$ 8,404,695	$ -
Consumer Staples	19,790,496	7,870,909	11,919,587	-
Energy	34,900,564	28,457,989	6,442,575	-
Financials	77,389,248	58,924,092	18,465,156	-
Health Care	65,269,782	52,971,109	12,298,673	-
Industrials	48,711,187	38,350,574	10,360,613	-
Information Technology	63,343,070	61,024,474	2,318,596	-
Materials	17,704,372	8,521,583	9,182,789	-
Telecommunication Services	8,116,659	2,048,083	6,068,576	-
Utilities	1,678,635	1,123,706	554,929	-
Corporate Bonds	58,362,287	-	58,362,287	-
Government Obligations	175,336,504	-	175,336,504	-
Asset-Backed Securities	894,113	-	894,113	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 632,051	$ -	$ 632,051	$ -
Commercial Mortgage Securities	402,258	-	402,258	-
Supranational Obligations	1,025,335	-	1,025,335	-
Fixed-Income Funds	4,215,020	4,215,020	-	-
Preferred Securities	1,046,050	-	1,046,050	-
Money Market Funds	30,843,400	30,843,400	-	-
Total Investments in Securities:	$ 655,389,753	$ 331,674,966	$ 323,714,787	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 13,940,551
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $591,761,481. Net unrealized appreciation aggregated $63,628,272, of which $76,990,340 related to appreciated investment securities and $13,362,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014